Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions

Note 13 – Related party transactions

a. Accounts payable – related parties consist of the following:

	Relationship	Nature	December 31, 2020	December 31, 2019

Zhongcang Warehouse Co., Ltd.	An investment of the VIE of the Company	Storage fees	$353,665	$207,364
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd., a related party of the Company	Marketing expenses	875,716	402
Total			$1,229,381	$207,766

b. Other payables – related parties consist of the following:

Other payables – related parties are those nontrade payables arising from transactions between the Company and its related parties, such as payments paid on behalf of the Company.

	Relationship	Nature	December 31, 2020	December 31, 2019

Aimin Kong	Oriental Culture’s 11.98% beneficial shareholder	Advances for operational purposes	$-	$51,896
HKFAEx Group Limited (“HKFAEx”)	a 18.57% shareholder of the Company	Advances for operational purposes	4,514	4,493
Mun Wah Wan	Chairman of the board of directors of Oriental Culture and indirectly holding 18,57% shares of the Company through HKFAEx.	Advances for operational purposes	2,798	4,929
Total			$7,312	$61,318

c. Net revenues – related parties consist of the following:

	Relationship	Nature	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019

Nanjing Culture and Artwork Property Exchange Co., Ltd. ("Nanjing Culture”)	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.98% of our shares	Technological service fee revenue	$41,571	$20,425
Jinling Cultural Property Rights Exchange Co., Ltd.	Owned by our 11.98% beneficial shareholder, Huajun Gao	Technological service fee revenue	21,042	20,425
Hunan Huaqiang Artwork Trading Center Co., Ltd.	49% owned by Jinling Cultural Property Exchange Co., Ltd. which is owned by Oriental Culture’s 11.98% beneficial shareholder, Huajun Gao	Technological service fee revenue	20,390	20,425
Nanjing Jinwang Art Purchase E-commerce Co., Ltd.	Owned by Huajun Gao and Aimin Kong, each is a 11.98% shareholder of the Company	Technological service fee revenue	-	49,020
Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd.	Technological service fee revenue	130,169	68,009
Nanjing Pusideng Information Technology Co., Ltd. (“Nanjing Pusideng”)	Mr. Yi Shao, chief executive officer and a member of the board of directors of the Company, was the 100% shareholder of Nanjing Pusideng as of June 14, 2019 and was the legal representative of Nanjing Pusideng as of November 20, 2019	Marketing service revenue	-	68,082
Total			$213,172	$246,386

d. Cost of revenues – related party consists of the following:

	Relationship	Nature	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019

Zhongcang Warehouse Co., Ltd.	The Company’s VIE owns equity in Zhongcang	Storage fees	$1,734,761	$607,679

e. Selling and marketing expenses – related party consists of the following:

	Relationship	Nature	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019

Kashi Jinwang Art Purchase E-commerce Co., Ltd.	100% owned by Nanjing Jinwang Art Purchase E-commerce Co., Ltd.	Online advertising expenses	$1,762,652	$124,857

In 2019, the Company entered into advertising contract with Kashi Jinwang Art Purchase E-commerce Co., Ltd. pursuant to which the Company would use advertising space on Jinwang’s website from January 1, 2019 to December 31, 2021. The Company was charged a yearly advertising fee of approximately $0.18 million per year adjustable by actual usage, which was approximately 1.7% of the Company’s initial listing value of collectible or artwork at the time when the contract was entered. On May 1, 2020, the contract between the Company and Kashi Jinwang Art Purchase E-commerce Co., Ltd. was amended and the monthly advertising fee was fixed at 1.5% of the initial listing value of collectible or artwork from May 1, 2020 to December 31, 2021. The contract was further amended on June 25, 2020 where the fee will be 2.25% of the initial listing value of collectibles or artwork from July 1, 2020 to December 31, 2020, then return back to 1.5% from January 1, 2021 to December 31, 2021. The increase of the rates for the second half of 2020 was as a result of the Company’s demand for more advertising space and online time on the Jingwan website as the Company aggressively advertised to increase its revenues in the second half of the year after seeing the significant decrease of its revenue in the first half of 2020 due to COVID-19.

f. During the year ended December 31, 2019, the Company purchased inventory management software from its related party, Nanjing Pusideng, for approximately $72,000. Mr. Yi Shao, chief executive officer and a member of the board of directors of the Company was the 100% shareholder of Nanjing Pusideng as of June 14, 2019 and was the legal representative of Nanjing Pusideng as of November 20, 2019.

g. Kashi Longrui entered into a Management Consulting Advisory Agreement with Mr. Aimin Kong for an annual service fee of RMB 780,000 (approximately $111,000) on January 1, 2019. The consulting agreement had a term of one year and the services include business, management and strategic planning. Mr. Kong is the sole shareholder and director of Oriental Culture Investment Development LTD which is a 11.98% shareholder of the Company.

Kashi Dongfang entered into a Technology Advisory Engagement Agreement with Mr. Huajun Gao and engaged Mr. Gao as the chief technology advisor for an annual service fee of RMB 1,000,000 (approximately $143,000) on January 1, 2019. The advisory agreement had a term of one year and the services include technology review and verification, technology renovation and improvement, technology security and management, and technology advice and consulting. Mr. Gao is the sole shareholder and director of Oriental Culture Investment Communication LTD which is a 11.98% shareholder of the Company.

The Company incurred total of approximately $258,000 (RMB 1,780,000) of expenses for the above agreements during the year ended December 31, 2019 which was included in general and administrative expenses. There were no such expenses during the year ended December 31, 2020 as both agreements expired on December 31, 2019 and were not renewed.

h. During the years ended December 31, 2020 and 2019, HKDAEx paid approximately $54,000 and $18,000, respectively, to HKFAEx, a major shareholder of the Company for accounting and business administration services.

i. The Company entered into a non-cancellable Office Premises Use Contract with Nanjing Culture and Artwork Property Exchange Co., Ltd. which is controlled by Huajun Gao and Aimin Kong, each is a 11.98% beneficial shareholder of the Company, for an office from January 1, 2020 to December 31, 2020 with a monthly rental of approximately $13,000 including VAT taxes. The Company renewed the lease under the same terms from January 1, 2021 to December 31, 2021. Total rental expense for the years ended December 31, 2020 and 2019 amounted to $147,713 and $151,578, respectively.